February 11, 2014

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Incapital Unit Trust, Series 42

File No. 333-193178

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 10, 2014.

Incapital LLC

By:  /s/ Thomas Belka

Executive Director